Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
5.	Subsequent Events

Longbau Group, Limited (Longbau Hong Kong) was established on February 14, 2014 in Hong Kong and is a wholly owned subsidiary of Longbau.

On February 24, 2013, the Company issued 30,000,000 shares of its common stock to several non U.S. investors in consideration for their cash investment of $150,000 in the Company. The investment amount of $150,000 has been contributed into the Company’s wholly-owned subsidiary Longbau Hong Kong on February 24, 2014 as capital contributions. The issuance was made pursuant to an exemption from registration contained in Regulation S under the Securities Act of 1933, as amended.